Note 21 - Borrowings - Weighted Average Interest Rates of Borrowings (Details)	Dec. 31, 2023	Dec. 31, 2022
Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	10.56%	9.45%